Annual Total Returns[BarChart] - Emerging Markets Local Debt - Class A	2011	2012	2013	2014	2015	2016	2017	2018	2019	2020
Total	(2.50%)	17.67%	(9.81%)	(5.46%)	(12.05%)	11.84%	14.94%	(7.05%)	13.50%	3.77%